Inventories - Summary of Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials and supplies	€ 268.1	€ 347.5
Unfinished goods	7.3	4.0
Finished goods	7.9	6.2
Total	€ 283.3	€ 357.7